SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 20, 2023	Apr. 20, 2023	Jul. 11, 2022	Apr. 28, 2022	Sep. 14, 2021	May 31, 2023	Dec. 31, 2022	Oct. 31, 2021	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022	May 12, 2023
Subsequent Event [Line Items]
Issuance of common stock for cash net, shares					4,900,000
Gross cash proceeds								$ 637,800	$ 372,000	$ 60,543	$ 60,543
Common stock, par value								$ 0.0001	$ 0.0001		$ 0.0001
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock for cash net, shares	100,000	12,500	60,000	4,500,000			400,000	632,800	400,000	10,000	10,000
Gross cash proceeds							$ 400,000
Common stock, par value			$ 0.0001	$ 0.0001			$ 0.0001
Shares issued price per share	$ 2.00	$ 2.00					$ 1.00
Trio LLC [Member]
Subsequent Event [Line Items]
Business acquisition percentage									3.02647%			80.00%
Trio LLC [Member]
Subsequent Event [Line Items]
Issuance of common stock for cash net, shares					4,900,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of common stock for cash net, shares							400,000
Gross cash proceeds							$ 400,000
Common stock, par value							$ 0.0001
Shares issued price per share							$ 1.00
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock for cash net, shares						25,000
Subsequent Event [Member] | Trio LLC [Member]
Subsequent Event [Line Items]
Business acquisition percentage							3.02647%
Subsequent Event [Member] | Trio LLC [Member]
Subsequent Event [Line Items]
Agreement to pay							$ 60,529
Aggregate Purchase price							100,000
Estimated cost to purchase							80,000
Consulting fee							35,000
Payment to acquire business							$ 1,032,512